CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid in capital USD ($)	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated Deficits USD ($)	Accumulated Deficits CNY (¥)	Class B ordinary shares shares	USD ($) shares	CNY (¥) shares
Balance at beginning of the year at Dec. 31, 2015		¥ 56		¥ 17,467		¥ 4,579		¥ (150,038)			¥ (127,936)
Balance (in shares) at Dec. 31, 2015 | shares	1,815,200,000	1,815,200,000
Changes in equity
Net loss								(291,977)			(291,977)
Foreign currency translation difference						20,001					20,001
Deemed distribution to certain holders of convertible preferred shares								(30,430)			(30,430)
Share-based compensation				4,064							4,064
Balance at end of the year at Dec. 31, 2016		¥ 56		21,531		24,580		(472,445)			¥ (426,278)
Balance (in shares) at Dec. 31, 2016 | shares	1,815,200,000	1,815,200,000								1,815,200,000	1,815,200,000
Changes in equity
Net loss								(525,115)			¥ (525,115)
Foreign currency translation difference						(47,681)					(47,681)
Repurchase and cancellation of Class B ordinary shares		¥ (2)		2				(32,677)			¥ (32,677)
Repurchase and cancellation of Class B ordinary shares (in shares) | shares										(56,430,180)	(56,430,180)
Contribution from a holder of convertible preferred shares				26,413							¥ 26,413
Share-based compensation				13,380							13,380
Balance at end of the year at Dec. 31, 2017		¥ 54		61,326		(23,101)		(1,030,237)			¥ (991,958)
Balance (in shares) at Dec. 31, 2017 | shares	1,758,769,820	1,758,769,820							1,716,283,460	1,758,769,820	1,758,769,820
Changes in equity
Net loss								(10,217,125)		$ (1,486,020)	¥ (10,217,125)
Foreign currency translation difference						1,058,884				$ 154,008	1,058,884
Deemed distribution to certain holders of convertible preferred shares								(80,496)			(80,496)
Conversion of convertible preferred shares to ordinary shares		¥ 67		10,950,438							¥ 10,950,505
Conversion of convertible preferred shares to ordinary shares (in shares) | shares										2,075,502,060	2,075,502,060
Initial public offering		13		11,523,618							¥ 11,523,631
Initial public offering (in shares) | shares										366,943,308	366,943,308
Share-based compensation		8		6,579,145							¥ 6,579,153
Share-based compensation (in shares) | shares										254,473,500	254,473,500
Balance at end of the year at Dec. 31, 2018	$ 20	¥ 142	$ 4,234,532	¥ 29,114,527	$ 150,648	¥ 1,035,783	$ (1,647,569)	¥ (11,327,858)		$ 2,737,631	¥ 18,822,594
Balance (in shares) at Dec. 31, 2018 | shares	4,455,688,688	4,455,688,688							2,074,447,700